Hotchkis & Wiley SMID Cap Diversified Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Aerospace & Defense - 0.5%
Huntington Ingalls Industries, Inc.	36	$13,676

Automobile Components - 3.9%
Aptiv PLC (a)	204	14,166
BorgWarner, Inc.	279	15,138
Gentex Corp.	682	14,902
Lear Corp.	219	26,516
Magna International, Inc.	255	14,232
Visteon Corp.	121	11,024
		95,978

Automobiles - 1.1%
Harley-Davidson, Inc.	573	11,586
Thor Industries, Inc.	183	14,620
		26,206

Banks - 9.3%
Associated Banc-Corp.	628	16,240
Banc of California, Inc.	571	10,038
BankUnited, Inc.	235	10,613
Beacon Financial Corp.	338	10,140
Cathay General Bancorp	205	10,221
Columbia Banking System, Inc.	546	14,977
CVB Financial Corp.	521	10,102
First Busey Corp.	391	9,881
First Citizens BancShares, Inc. - Class A	13	24,501
First Hawaiian, Inc.	406	10,004
First Merchants Corp.	262	10,147
Flagstar Bank NA	1,219	16,054
Popular, Inc.	114	15,295
Provident Financial Services, Inc.	469	9,924
Simmons First National Corp. - Class A	510	9,919
WaFd, Inc.	319	10,017
Western Alliance Bancorp	223	15,800
Zions Bancorp NA	265	15,269
		229,142

Beverages - 0.8%
Constellation Brands, Inc. - Class A	65	9,750
Molson Coors Beverage Co. - Class B	214	9,215
		18,965

Biotechnology - 0.6%
Halozyme Therapeutics, Inc. (a)	217	14,025

Building Products - 1.4%
Fortune Brands Innovations, Inc.	542	21,122
UFP Industries, Inc.	160	14,739
		35,861

Capital Markets - 2.6%
Federated Hermes, Inc.	265	15,028
Franklin Resources, Inc.	582	13,747
State Street Corp.	200	25,312
Virtu Financial, Inc. - Class A	239	10,511
		64,598

Chemicals - 4.7%
Axalta Coating Systems Ltd. (a)	843	23,351
HB Fuller Co.	168	10,362
Huntsman Corp.	812	10,808
Innospec, Inc.	104	7,594
Olin Corp.	417	12,398
PPG Industries, Inc.	481	51,409
		115,922

Commercial Services & Supplies - 0.4%
Brink's Co.	88	9,119

Communications Equipment - 4.0%
F5, Inc. (a)	171	49,475
Telefonaktiebolaget LM Ericsson - ADR	4,340	48,912
		98,387

Construction & Engineering - 0.6%
Fluor Corp. (a)	326	15,208

Consumer Finance - 1.5%
Ally Financial, Inc.	394	15,457
Bread Financial Holdings, Inc.	135	10,110
SLM Corp.	492	10,534
		36,101

Containers & Packaging - 0.4%
Sonoco Products Co.	183	9,899

Electric Utilities - 4.2%
Eversource Energy	333	23,070
Exelon Corp.	509	24,951
FirstEnergy Corp.	193	9,777
OGE Energy Corp.	226	10,839
Portland General Electric Co.	188	9,921
PPL Corp.	652	24,907
		103,465

Electrical Equipment - 1.0%
Atkore, Inc.	160	9,426
Sensata Technologies Holding PLC	438	15,426
		24,852

Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc. (a)	69	9,895
Avnet, Inc.	163	10,044
Crane NXT Co.	239	9,701
ePlus, Inc.	127	9,557
Sanmina Corp. (a)	79	10,242
Vontier Corp.	387	13,727
		63,166

Energy Equipment & Services - 1.4%
Halliburton Co.	278	10,839
NOV, Inc.	781	14,691
Weatherford International PLC	106	10,025
		35,555

Financial Services - 4.9%
Corebridge Financial, Inc.	667	15,915
Equitable Holdings, Inc.	375	13,916
Essent Group Ltd.	252	14,727
Euronet Worldwide, Inc. (a)	149	9,889
Fidelity National Information Services, Inc.	194	9,100
Fiserv, Inc. (a)	248	13,838
NMI Holdings, Inc. - Class A (a)	259	9,715
Radian Group, Inc.	297	9,825
Voya Financial, Inc.	146	9,975
WEX, Inc. (a)	93	14,233
		121,133

Food Products - 1.6%
Conagra Brands, Inc.	724	11,381
J M Smucker Co.	136	13,116
Kraft Heinz Co.	622	13,989
		38,486

Gas Utilities - 1.0%
New Jersey Resources Corp.	272	14,938
ONE Gas, Inc.	114	9,819
		24,757

Ground Transportation - 1.4%
Landstar System, Inc.	65	10,420
U-Haul Holding Co.	549	24,524
		34,944

Health Care Equipment & Supplies - 4.5%
GE HealthCare Technologies, Inc.	674	47,975
Lantheus Holdings, Inc. (a)	177	13,426
LivaNova PLC (a)	158	10,043
Solventum Corp. (a)	370	24,161
Zimmer Biomet Holdings, Inc.	160	14,467
		110,072

Health Care Providers & Services - 3.7%
Centene Corp. (a)	403	13,194
Concentra Group Holdings Parent, Inc.	436	9,352
Humana, Inc.	85	14,738
Labcorp Holdings, Inc.	54	14,408
Molina Healthcare, Inc. (a)	104	13,863
Universal Health Services, Inc. - Class B	138	24,698
		90,253

Hotels, Restaurants & Leisure - 1.9%
Boyd Gaming Corp.	183	15,039
Hilton Grand Vacations, Inc. (a)	232	9,076
Travel + Leisure Co.	208	14,392
Vail Resorts, Inc.	73	9,367
		47,874

Household Durables - 0.6%
Whirlpool Corp.	267	14,397

Household Products - 0.4%
Reynolds Consumer Products, Inc.	450	9,531

Insurance - 7.9%
American International Group, Inc.	479	36,045
Arch Capital Group Ltd. (a)	150	14,399
CNO Financial Group, Inc.	242	9,937
Everest Group Ltd.	45	14,708
Fidelity National Financial, Inc.	304	14,100
Globe Life, Inc.	102	14,195
Hartford Insurance Group, Inc.	72	9,737
Lincoln National Corp.	291	10,330
Principal Financial Group, Inc.	165	14,868
Prudential Financial, Inc.	163	15,923
Travelers Cos., Inc.	83	24,209
White Mountains Insurance Group Ltd.	7	15,379
		193,830

IT Services - 0.9%
ASGN, Inc. (a)	186	7,200
Cognizant Technology Solutions Corp. - Class A	234	14,356
		21,556

Leisure Products - 1.2%
Brunswick Corp.	220	16,007
Mattel, Inc. (a)	917	13,324
		29,331

Life Sciences Tools & Services - 0.4%
ICON PLC (a)	92	10,181

Machinery - 4.5%
AGCO Corp.	121	14,020
CNH Industrial NV	2,223	24,453
Flowserve Corp.	125	9,189
Fortive Corp.	264	14,594
Stanley Black & Decker, Inc.	331	23,521
Timken Co.	245	24,639
		110,416

Media - 0.9%
Omnicom Group, Inc.	120	9,037
WPP PLC - ADR	863	13,420
		22,457

Multi-Utilities - 2.8%
Avista Corp.	250	10,035
Black Hills Corp.	138	9,579
Dominion Energy, Inc.	782	48,343
		67,957

Oil, Gas & Consumable Fuels - 4.1%
APA Corp.	1,156	49,061
California Resources Corp.	159	11,006
Crescent Energy Co. - Class A	829	11,191
Murphy Oil Corp.	302	12,457
Ovintiv, Inc.	277	16,443
		100,158

Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	574	9,236

Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	133	25,144

Professional Services - 2.5%
Amentum Holdings, Inc. (a)	540	14,083
Genpact Ltd.	252	9,387
Korn Ferry	157	9,883
Maximus, Inc.	133	8,525
Robert Half, Inc.	423	10,744
Science Applications International Corp.	108	10,252
		62,874

Software - 2.6%
ACI Worldwide, Inc. (a)	233	9,555
Workday, Inc. - Class A (a)	344	44,692
Workiva, Inc. (a)	158	9,422
		63,669

Specialty Retail - 2.6%
Academy Sports & Outdoors, Inc.	164	9,258
Asbury Automotive Group, Inc. (a)	74	14,460
Bath & Body Works, Inc.	480	8,962
Group 1 Automotive, Inc.	31	10,249
Lithia Motors, Inc.	56	13,984
Sonic Automotive, Inc. - Class A	122	8,366
		65,279

Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	527	9,286
Crocs, Inc. (a)	118	9,796
Steven Madden Ltd.	284	9,633
		28,715

Trading Companies & Distributors - 2.4%
Herc Holdings, Inc.	85	8,462
McGrath RentCorp	94	10,366
MSC Industrial Direct Co., Inc. - Class A	110	10,150
Rush Enterprises, Inc. - Class A	228	15,073
WESCO International, Inc.	54	14,775
		58,826
TOTAL COMMON STOCKS (Cost $2,296,567)		2,371,201

REAL ESTATE INVESTMENT TRUSTS - 2.5%	Shares	Value
Diversified REITs - 0.5%
BXP, Inc.	275	14,273

Hotel & Resort REITs - 1.4%
Host Hotels & Resorts, Inc.	1,275	24,429
Park Hotels & Resorts, Inc.	916	9,645
		34,074

Office REITs - 0.6%
Vornado Realty Trust	555	14,424
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $63,281)		62,771

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (b)	25,142	25,142
TOTAL MONEY MARKET FUNDS (Cost $25,142)		25,142

TOTAL INVESTMENTS - 99.9% (Cost $2,384,990)		2,459,114
Other Assets in Excess of Liabilities - 0.1%		1,450
TOTAL NET ASSETS - 100.0%		$2,460,564

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hotchkis & Wiley SMID Cap Diversified Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,371,201	$–	$–	$2,371,201
Real Estate Investment Trusts	62,771	–	–	62,771
Money Market Funds	25,142	–	–	25,142
Total Investments	$2,459,114	$–	$–	$2,459,114

Refer to the Schedule of Investments for further disaggregation of investment categories.